Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
July 31, 2025
FAEM-NPRT3-0925
1.804858.121
Common Stocks - 98.2%
	Shares	Value ($)
BRAZIL - 5.6%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA - Petrobras ADR	9,691,147	123,465,213
Financials - 1.0%
Banks - 1.0%
Itau Unibanco Holding SA	13,817,898	86,763,632
Industrials - 1.1%
Ground Transportation - 1.1%
Localiza Rent a Car SA	15,363,000	95,011,329
Materials - 2.0%
Metals & Mining - 2.0%
Gerdau SA ADR	26,262,173	77,736,032
Vale SA ADR (a)	8,965,320	85,439,500
		163,175,532
TOTAL BRAZIL		468,415,706
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	3,628,418	89,943,405
CHINA - 30.9%
Communication Services - 9.4%
Interactive Media & Services - 9.4%
Tencent Holdings Ltd	11,051,840	773,764,069
Consumer Discretionary - 8.5%
Broadline Retail - 4.0%
Alibaba Group Holding Ltd ADR	1,000,582	120,700,206
PDD Holdings Inc Class A ADR (b)	1,856,817	210,655,889
		331,356,095
Diversified Consumer Services - 1.1%
TAL Education Group Class A ADR (b)	8,059,141	88,167,003
Hotels, Restaurants & Leisure - 2.3%
Meituan B Shares (b)(c)(d)	10,014,045	154,492,165
Shangri-La Asia Ltd	68,932,426	39,932,852
		194,425,017
Household Durables - 1.1%
Haier Smart Home Co Ltd A Shares (China)	27,645,725	95,117,367
TOTAL CONSUMER DISCRETIONARY		709,065,482

Financials - 6.5%
Banks - 1.6%
China Construction Bank Corp H Shares	129,118,407	132,062,768
Insurance - 4.9%
China Life Insurance Co Ltd H Shares	104,804,518	302,739,481
PICC Property & Casualty Co Ltd H Shares	50,641,785	105,111,249
		407,850,730
TOTAL FINANCIALS		539,913,498

Health Care - 3.3%
Life Sciences Tools & Services - 1.7%
Wuxi Apptec Co Ltd H Shares (a)(c)(d)	10,571,308	141,013,005
Pharmaceuticals - 1.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	29,320,610	131,727,844
TOTAL HEALTH CARE		272,740,849

Industrials - 3.2%
Ground Transportation - 1.0%
Full Truck Alliance Co Ltd ADR	7,713,889	89,095,417
Machinery - 2.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	20,452,774	179,185,851
TOTAL INDUSTRIALS		268,281,268

TOTAL CHINA		2,563,765,166
GREECE - 4.0%
Financials - 4.0%
Banks - 4.0%
Eurobank Ergasias Services and Holdings SA	33,008,482	121,153,200
National Bank of Greece SA	15,176,106	212,850,169

TOTAL GREECE		334,003,369
HUNGARY - 2.7%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	1,729,450	140,631,226
Health Care - 1.0%
Pharmaceuticals - 1.0%
Richter Gedeon Nyrt	2,826,911	84,850,961
TOTAL HUNGARY		225,482,187
INDIA - 8.6%
Financials - 4.3%
Banks - 4.3%
HDFC Bank Ltd/Gandhinagar	8,586,496	197,215,003
ICICI Bank Ltd	9,151,300	154,234,060
		351,449,063
Industrials - 1.7%
Construction & Engineering - 1.7%
Larsen & Toubro Ltd	3,453,445	142,942,379
Information Technology - 1.1%
IT Services - 1.1%
Tata Consultancy Services Ltd	2,771,100	95,647,561
Materials - 1.5%
Construction Materials - 1.5%
JK Cement Ltd	1,687,800	127,919,314
TOTAL INDIA		717,958,317
KOREA (SOUTH) - 10.1%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Hyundai Mobis Co Ltd	527,240	110,581,103
Industrials - 1.7%
Aerospace & Defense - 1.7%
Korea Aerospace Industries Ltd	2,054,330	138,273,200
Information Technology - 7.1%
Technology Hardware, Storage & Peripherals - 7.1%
Samsung Electronics Co Ltd	11,756,151	595,494,554
TOTAL KOREA (SOUTH)		844,348,857
MALAYSIA - 0.9%
Financials - 0.9%
Banks - 0.9%
CIMB Group Holdings Bhd	48,621,900	74,324,280
MEXICO - 8.0%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
America Movil SAB de CV ADR (a)	7,205,400	130,201,578
Consumer Staples - 4.4%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	1,082,926	97,961,486
Consumer Staples Distribution & Retail - 3.2%
Wal-Mart de Mexico SAB de CV Series V	91,063,930	268,437,061
TOTAL CONSUMER STAPLES		366,398,547

Financials - 0.5%
Banks - 0.5%
Grupo Financiero Banorte SAB de CV	4,709,685	41,971,494
Materials - 1.5%
Construction Materials - 1.5%
Cemex SAB de CV ADR	14,822,102	128,952,287
TOTAL MEXICO		667,523,906
PERU - 2.3%
Financials - 2.3%
Banks - 2.3%
Credicorp Ltd	795,078	188,433,486
POLAND - 1.3%
Financials - 1.3%
Banks - 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	4,919,719	108,147,043
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	782,000	7
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(e)	3,242,100	32
TOTAL RUSSIA		39
SOUTH AFRICA - 4.4%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
MTN Group Ltd	16,356,009	137,689,919
Financials - 0.9%
Financial Services - 0.9%
FirstRand Ltd	19,747,423	83,970,926
Materials - 1.8%
Metals & Mining - 1.8%
Impala Platinum Holdings Ltd (b)	15,732,854	148,697,826
TOTAL SOUTH AFRICA		370,358,671
TAIWAN - 14.0%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Eclat Textile Co Ltd	8,792,000	117,339,400
Industrials - 1.0%
Machinery - 1.0%
Hiwin Technologies Corp	11,697,660	81,931,923
Information Technology - 11.6%
Electronic Equipment, Instruments & Components - 0.9%
Yageo Corp	4,494,230	78,792,807
Semiconductors & Semiconductor Equipment - 10.7%
MediaTek Inc	3,360,000	151,812,844
Taiwan Semiconductor Manufacturing Co Ltd	19,241,554	739,114,615
		890,927,459
TOTAL INFORMATION TECHNOLOGY		969,720,266

TOTAL TAIWAN		1,168,991,589
TURKEY - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	25,609,269	65,987,093
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	134,826,900	122,234,540
UNITED KINGDOM - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
Anglogold Ashanti Plc	3,614,500	167,170,625
TOTAL COMMON STOCKS (Cost $6,412,459,779)		8,177,088,279

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	132,385,469	132,411,946
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	158,842,381	158,858,265
TOTAL MONEY MARKET FUNDS (Cost $291,270,211)			291,270,211

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,703,729,990)	8,468,358,490
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(138,331,647)
NET ASSETS - 100.0%	8,330,026,843

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $427,233,014 or 5.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $427,233,014 or 5.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	159,696,342	3,072,521,163	3,099,805,559	4,482,643	-	-	132,411,946	132,385,469	0.2%
Fidelity Securities Lending Cash Central Fund	98,704,412	1,000,702,802	940,548,949	877,154	-	-	158,858,265	158,842,381	0.6%
Total	258,400,754	4,073,223,965	4,040,354,508	5,359,797	-	-	291,270,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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